Earnings per share (Tables)	12 Months Ended
Mar. 31, 2022
Earnings per share
Schedule of computation of basic and diluted earnings per share

	Year ended March 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Numerator:
Net income attributable to the Company’s shareholders	470,717	508,247	501,065	79,041

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share	121,551,075	121,551,075	121,551,075	121,551,075

Earnings per share
- Basic	3.87	4.18	4.12	0.65
- Diluted	3.87	4.18	4.12	0.65